Company level financial information - Condensed statement of profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed statement of profit or loss and other comprehensive income
Profit/(loss) for the period/year		¥ (1,429,447)	¥ (260,176)	¥ (294,409)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company		(16,548)	6,361	(4,834)
Other comprehensive income/(loss) for the period/year		(16,548)	6,361	(4,834)
Total comprehensive Income/(loss) for the period/year		(1,445,995)	¥ (253,815)	¥ (299,243)
Parent company
Condensed statement of profit or loss and other comprehensive income
Profit/(loss) for the period/year	¥ 152,787	(1,581,674)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	13,606	(191,443)
Other comprehensive income/(loss) for the period/year	13,606	(191,443)
Total comprehensive Income/(loss) for the period/year	¥ 166,393	¥ (1,773,117)